Seller's Earn-Out - Schedule of Change in Fair Value (Details) - Seller's Earn-Out $ in Thousands	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Fair value as of beginning balance	$ 41,480
Change in fair value	(23,399)
Fair value as of ending balance	$ 18,081